787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

VIA EDGAR

July 30, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Funds IV

                BlackRock Systematic ESG Bond Fund

Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 333-224373 and File No. 811-23341)

Ladies and Gentlemen:

On behalf of BlackRock Funds IV (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 20 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to BlackRock Systematic ESG Bond Fund, a series of the Registrant (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to the Fund’s investment objective, investment process and investment strategies. In addition, we note that the Fund will be renamed BlackRock Sustainable Advantage CoreAlpha Bond Fund.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie K. Bonner

Bissie K. Bonner

Enclosures

cc:	Jessica Herlihy, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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